Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill.
Schedule of changes in Goodwill

	2021	2020	2019
	$m	$m	$m
Cost
At 1 January	12,164	11,982	12,022
Additions through business combinations (Note 27)	8,287	–	–
Exchange and other adjustments	(140)	182	(40)
At 31 December	20,311	12,164	11,982
Amortisation and impairment losses
At 1 January	319	314	315
Exchange and other adjustments	(5)	5	(1)
At 31 December	314	319	314
Net book value
At 31 December	19,997	11,845	11,668